FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Pioneer Bank, National Association 401(k) Savings Plan
FAIR VALUE MEASUREMENTS
Schedule of investments measured at fair value on a recurring basis

	Fair Value Measurements
	at December 31, 2025, Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Employer common stock	$2,668,568	$2,668,568	$—	$—
Cash and Money market funds	2	2	—	—
Mutual funds	25,847,279	25,847,279	—	—

Total	28,515,849	$28,515,849	$—	$—

Common collective trust funds (a)	1,447,930

Total investments, at fair value	$29,963,779

	Fair Value Measurements
	at December 31, 2024, Using
		Quoted Prices	Significant
		in Active	Other	Significant
		Markets for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Employer common stock	$2,491,707	$2,491,707	$—	$—
Cash and Money market funds	4	4	—	—
Mutual funds	22,383,603	22,383,603	—	—

Total	24,875,314	$24,875,314	$—	$—

Common collective trust funds (a)	1,574,935

Total investments, at fair value	$26,450,249

(a)	- In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.